NET LOSS PER SHARE (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	[3]	Dec. 31, 2019
Numerator:
Net loss	$ (13,765)	$ (10,186)	$ (25,895)	[1],[2]	$ (45,980)	[4],[5]
Denominator:
Weighted-average common shares outstanding – basic and diluted	25,030,080	8,304,030	10,815,580		7,814,796
Net loss per share attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$ (0.55)	$ (1.23)	$ (3.34)		$ (5.06)

[1]	Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.
[2]	Loss before income taxes of $25,891 plus loss from equity investment of $4.
[3]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[4]	Loss before income taxes of $45,884 plus loss from equity investment of $96.
[5]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.